Derivative Instruments - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 101	$ (65)	$ 0
Effective Portion Reclassified from AOCI	(64)	0	0
Ineffective Portion	681	(1,050)	0
Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	101	(65)
Effective Portion Reclassified from AOCI	(64)	0
Ineffective Portion	$ 681	$ (1,050)
Vessel operating expenses [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI			0
Effective Portion Reclassified from AOCI			0
Ineffective Portion			$ 0